Movement of Deferred Tax Assets Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
At beginning of the year	$ 7,058	$ 5,315	$ 6,732
Current year (deduction) addition	2,249	1,743	(1,417)
At end of the year	$ 9,307	$ 7,058	$ 5,315